Note 16 - Income Taxes (Details) (USD $)	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Note 16 - Income Taxes (Details) [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent			34.00%
Valuation Allowance as Percentage of Deferred Tax Asset	100.00%	100.00%	100.00%
Deferred Tax Assets, Operating Loss Carryforwards, Domestic			$ 73,200,000
Deferred Tax Assets, Operating Loss Carryforwards, State and Local			71,000,000
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount			1,100,000
Change In Control Ownership Threshold			50.00%
Unrecognized Tax Benefits that Would Impact Effective Tax Rate			128,000	121,000
Income Tax Expense (Benefit)	0	0	0	0
Domestic Tax Authority [Member]
Note 16 - Income Taxes (Details) [Line Items]
Deferred Tax Assets, Tax Credit Carryforwards, Research			361,000
State and Local Jurisdiction [Member]
Note 16 - Income Taxes (Details) [Line Items]
Deferred Tax Assets, Tax Credit Carryforwards, Research			$ 231,000